SUBSEQUENT EVENTS	12 Months Ended
Feb. 02, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Divestiture — On February 12, 2018, the Company entered into an agreement with Carbonite, Inc. to sell Mozy, Inc., a business of EMC that provides solutions for enterprise cloud backup, for a transaction price of approximately $146 million. Upon the closing of the transaction on March 19, 2018, the Company entered into a transition services agreement with Carbonite, Inc. pursuant to which the Company provides various administrative services on an interim transitional basis with an option to renew after that period.

DFS Securitization Facility — On February 9, 2018, the Company entered into a credit agreement with financial institutions that provides DFS with $1 billion of additional capacity for the funding of U.S. customer financing receivables. The debt incurred under this agreement will be collateralized solely by the U.S. financing receivables in the facility. The debt will accrue interest at a variable rate, and the duration of the debt will be based on the terms of the underlying financing receivables. Unless earlier terminated, the credit agreement will terminate on February 10, 2020.

Pivotal Initial Public Offering — On March 23, 2018, in preparation for an initial public offering of Pivotal's Class A common stock, Pivotal filed a registration statement on Form S-1 with the SEC. No public market currently exists for Pivotal's Class A common stock. Unaudited Update — On April 24, 2018, Pivotal completed its registered underwritten initial public offering of its Class A common stock. The results of Pivotal's operations are included in other businesses. For more information regarding the Company's ownership of Pivotal, see Note 16 of the Notes to the Consolidated Financial Statements.

Events subsequent to issuance of the financial statements filed with the Company's Quarterly Report on Form 10-Q filed with the SEC on June 12, 2018 (Unaudited)

Announced Class V Transaction — On July 2, 2018, the Company announced that it has completed its evaluation of potential strategic business opportunities. As a result of such evaluation, the Company has determined to pursue a transaction ("Class V transaction"), and has entered into an Agreement and Plan of Merger (the “Merger Agreement”), dated as of July 1, 2018, with Teton Merger Sub Inc. (“Merger Sub”), a Delaware corporation and wholly owned subsidiary of the Company. The Merger Agreement provides, among other things and subject to the terms and conditions set forth therein, that Merger Sub will be merged with and into the Company (the “Merger”), with the Company continuing as the surviving corporation.

The Merger Agreement provides that, subject to the terms and conditions thereof, at the effective time of the Merger (the “Effective Time”), each share of Class V Common Stock that is issued and outstanding immediately prior to the Effective Time shall be canceled and converted into the right to receive, at the holder’s election, (i) 1.3665 shares (the “Share Consideration”) of Class C Common Stock or (ii) $109.00 in cash, without interest (the “Cash Consideration”), subject to an aggregate amount of Cash Consideration that may be received by holders of Class V Common Stock in the Merger not exceeding $9 billion (the “Aggregate Cash Consideration Cap”). If the total amount of Cash Consideration elected by holders of Class V Common Stock would exceed the Aggregate Cash Consideration Cap, a portion of the shares with respect to which a holder elects to receive the Cash Consideration equal to a fraction, the numerator of which is the Aggregate Cash Consideration Cap and the denominator of which is the aggregate amount of Cash Consideration elected by holders, shall be converted into the right to receive the Cash Consideration and the remaining portion of such shares held by such holders shall be converted into the right to receive the Share Consideration. Any share of Class V Common Stock for which a valid election to receive Cash Consideration is not in effect at the Effective Time shall be converted into Share Consideration. Upon consummation of the Merger, all shares of the Class V Common Stock would be delisted from the New York Stock Exchange.

In addition, pursuant to the Merger Agreement, as of the Effective Time and unless otherwise agreed by the Company and a holder of a Class V Common Stock-based equity award granted by the Company (a “Class V Award”), each Class V Award will be converted into a new equity award on the same terms and conditions (including applicable vesting requirements and deferral provisions) with respect to the number of shares of Class C Common Stock that is equal to the number of shares of Class V Common Stock that were subject to the Class V Award multiplied by 1.3665 (rounded down to the nearest whole share). The exercise price for any Class V Award options so converted shall equal the exercise price of such Class V Award options immediately prior to the Effective Time divided by 1.3665 (rounded up to the nearest whole penny).

The obligation of the Company to complete the Merger is subject to certain closing conditions as further described in a Current Report on Form 8-K filed by the Company with the SEC on July 2, 2018.

Other than the matters identified above, there were no known events occurring after the balance sheet date and up until the date of the issuance of this report that would materially affect the information presented herein.